Schedule of transactions with other related parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue Expenses [Member]
IfrsStatementLineItems [Line Items]
Others	$ (1,685)
Other Related Parties Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others	$ 299